Stockholders' Deficit (Details) - Schedule of option activity - Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Stockholders' Deficit (Details) - Schedule of option activity [Line Items]
Option Number of Shares outstanding at beginning (in Shares)			1,000,000
Option Weighted Average Exercise Price outstanding at beginning			$ 0.75
Option Weighted Average Remaining Contractual Term outstanding at beginning	9 years 5 months 19 days		9 years 18 days
Option Aggregate Intrinsic Value outstanding at beginning (in Dollars)			$ 150,000
Granted Number of Shares (in Shares)	26,874,270	10,030,764	80,000
Granted Weighted Average Exercise Price	$ 0.13	$ 0.3	$ 0.75
Granted Weighted Average Remaining Contractual Term	5 years	9 years 9 months 25 days	10 years
Granted Aggregate Intrinsic Value		$ 196,825	$ 120,000
Forfeited Number of Shares (in Shares)	(476,190)	(77,342)
Forfeited Weighted Average Exercise Price	$ 0.21	$ 1.5
Forfeited Weighted Average Remaining Contractual Term	9 years 2 months 12 days	9 years 1 month 13 days
Forfeited Aggregate Intrinsic Value (in Dollars)
Exercised Number of Shares (in Shares)
Exercised Weighted Average Exercise Price
Exercised Weighted Average Remaining Contractual Term
Exercised Aggregate Intrinsic Value (in Dollars)
Expired Number of Shares (in Shares)
Expired Weighted Average Exercise Price
Expired Weighted Average Remaining Contractual Term
Expired Aggregate Intrinsic Value (in Dollars)
Option Number of Shares outstanding at ending (in Shares)		11,753,422	1,800,000
Option Weighted Average Exercise Price outstanding at ending		$ 0.36	$ 0.75
Option Weighted Average Remaining Contractual Term outstanding at ending		9 years 5 months 19 days	8 years 6 months 3 days
Option Aggregate Intrinsic Value outstanding at ending (in Dollars)		$ 196,825	$ 270,000
Option Number of Shares exercisable at ending (in Shares)	35,344,654	6,537,184
Option Weighted Average Exercise Price exercisable at ending	$ 0.2	$ 0.22
Option Weighted Average Remaining Contractual Term exercisable at ending	5 years 11 months 23 days	9 years 1 month 20 days
Option Aggregate Intrinsic Value exercisable at ending (in Dollars)